Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies
Schedule of capital expenditures contracted

	December 31,	September 30,
	2020	2021
Property and equipment	428,448	2,636,325
Leasehold improvements	54,911	483,446
Total	483,359	3,119,771